Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Work in progress	$ 1,590,585	$ 1,463,866
Finished goods	1,079,971	1,366,573
Raw materials	521,943	605,154
Less: impairment	216,577	251,642	$ 89,925	$ 241,288
Inventories, net	$ 2,975,922	$ 3,183,951